Other Non-Current Assets (Details) - BFLY Operations Inc - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Security deposits	$ 1,888	$ 1,956
Deferred offering costs	3,711	0
Total other non-current assets	$ 5,599	$ 1,956